SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flow Statement [Abstract]
Accounts receivable	$ 76.4	$ (10.7)
Contract assets	77.1	153.0
Inventories	(11.0)	(76.3)
Prepayments	(10.2)	(11.2)
Income taxes	(53.8)	30.2
Accounts payable and accrued liabilities	54.1	11.0
Provisions	(9.7)	14.2
Contract liabilities	74.2	17.9
Increase (decrease) in working capital	197.1	128.1
Interest paid	201.7	189.7
Interest received	20.9	17.1
Income taxes paid	$ 101.4	$ 69.7